UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Colorado Fund	November 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.69%
Corporate Revenue Bonds – 1.45%
Denver City & County
(United Airlines Project) 5.00% 10/1/32 (AMT)	415,000	$450,321
Public Authority for Colorado Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	1,750,000	2,463,038
		2,913,359
Education Revenue Bonds – 12.54%
Colorado Educational & Cultural Facilities Authority
Revenue
144A 5.00% 7/1/36 #	500,000	510,730
5.00% 11/1/44	890,000	903,457
144A 5.25% 7/1/46 #	1,350,000	1,378,687
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,285,176
7.45% 8/1/48	1,000,000	1,151,770
(Alexander Dawson School-Nevada Project) 5.00%
5/15/29	1,490,000	1,747,278
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,305,395
(Charter School Project) 5.00% 7/15/37	1,150,000	1,258,238
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	1,994,239
(Liberty Common Charter School Project) Series A
5.00% 1/15/39	1,000,000	1,090,500
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	463,199
5.00% 12/1/42	540,000	545,459
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	643,419
144A 5.00% 7/1/46 #	500,000	509,410
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	789,278
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	881,233
144A 5.50% 7/1/49 #	870,000	893,107
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	426,732
Series A 4.00% 3/1/36	550,000	585,393
(University of Lab Charter School) 144A 5.00%
12/15/45 #	500,000	525,280
(Vail Mountain School Project) 4.00% 5/1/46	80,000	79,060
(Windsor Charter Academy Project) 144A 5.00%
9/1/46 #	890,000	896,871
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	1,962,587

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Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Colorado
Series A 5.00% 6/1/33	2,000,000	$2,268,260
		25,094,758
Electric Revenue Bonds – 3.30%
Colorado Springs Utilities System Revenue
Series A 5.00% 11/15/40	1,500,000	1,737,120
Series A 5.00% 11/15/45	750,000	865,665
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	3,995,079
		6,597,864
Healthcare Revenue Bonds – 24.61%
Colorado Health Facilities Authority Revenue
(American Baptist)
7.625% 8/1/33	150,000	171,918
8.00% 8/1/43	1,000,000	1,158,960
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	1,582,442
Series A 5.00% 2/1/41	2,250,000	2,361,667
Series A 5.25% 2/1/33	1,000,000	1,063,860
Series A 5.25% 1/1/45	3,000,000	3,240,660
Series D 6.25% 10/1/33	2,000,000	2,072,840
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,560,660
6.375% 1/1/41	1,000,000	1,090,020
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,282,080
Series A 5.00% 12/1/35	1,000,000	1,077,600
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,846,990
(Evangelical Lutheran)
5.00% 12/1/42	2,500,000	2,681,475
5.625% 6/1/43	1,150,000	1,304,905
(Frasier Meadows Retirement Community Project) Series
A 5.25% 5/15/37	485,000	527,122
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,235,500
(National Jewish Health Project) 5.00% 1/1/27	300,000	312,198
(NCMC Project) 4.00% 5/15/32	2,000,000	2,136,100
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,387,086
(Sisters of Charity of Leavenworth Health System)
Series B 5.25% 1/1/25	2,500,000	2,683,875
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	987,893

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran)
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	$1,148,490
(Valley View Hospital Association) 5.50% 5/15/28	975,000	990,581
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,656,225
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,945,000	2,044,292
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	2,460,000	2,648,559
		49,253,998
Housing Revenue Bonds – 0.10%
Colorado Housing & Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (GNMA)	100,000	102,379
Series AA 4.50% 11/1/23 (GNMA)	100,000	101,099
		203,478
Lease Revenue Bonds – 3.09%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,507,673
Colorado Department of Transportation
Certificates of Participation
5.00% 6/15/34	660,000	766,240
5.00% 6/15/36	1,055,000	1,217,913
Regional Transportation District Certificates of
Participation
Series A 5.00% 6/1/33	1,500,000	1,690,485
		6,182,311
Local General Obligation Bonds – 14.35%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	328,542
4.00% 12/1/31	1,000,000	1,092,130
5.00% 12/1/32	500,000	602,065
Arapahoe County School District No. 1 Englewood
4.00% 12/1/30	1,500,000	1,640,460
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,282,663
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,121,750

NQ-339 [11/17] 1/18 (364499)     3

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Commerce City Northern Infrastructure General
Improvement District
5.00% 12/1/32 (AGM)	2,125,000	$2,391,964
Denver City & County
Series A 5.00% 8/1/26	500,000	605,420
Series A 5.00% 8/1/27	600,000	722,328
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,393,111
Denver International Business Center
Metropolitan District No. 1
5.00% 12/1/30	350,000	361,872
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,321,523
Eaton Area Park & Recreation District
5.25% 12/1/34	360,000	382,352
5.50% 12/1/38	455,000	487,942
Garfield Pitkin & Eagle Counties School District No. RE-1
Roaring Fork
Series 1 4.00% 12/15/31	1,300,000	1,424,215
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,512,463
Leyden Rock Metropolitan District No 10
Series A 5.00% 12/1/45	1,000,000	1,014,710
Rangely Hospital District
6.00% 11/1/26	2,250,000	2,531,610
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,026,820
Weld County Reorganized School District No. RE-8
5.00% 12/1/31	990,000	1,180,288
5.00% 12/1/32	660,000	783,948
Weld County School District No. RE-1
5.00% 12/15/31 (AGM)	1,000,000	1,178,830
Weld County School District No. RE-3J
5.00% 12/15/34 (BAM)	2,000,000	2,345,440
		28,732,446
Pre-Refunded Bonds – 7.05%
Adams & Arapahoe Counties Joint School District No. 28J
(Aurora) 6.00% 12/1/28-18 §	2,500,000	2,615,150
Colorado Building Excellent Schools Today
Certificates of Participation
Series G 5.00% 3/15/32-21 §	2,000,000	2,185,540

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Colorado Health Facilities Authority Revenue
(Total Long-Term Care)
Series A 6.00% 11/15/30-20 §	2,365,000	$2,653,932
Series A 6.25% 11/15/40-20 §	750,000	846,990
Gunnison Watershed School District No. 1J Series 2009
5.25% 12/1/33-18 §	1,400,000	1,454,166
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27-19 §	1,795,000	1,887,048
Series HH 5.00% 6/1/29-19 §	2,355,000	2,475,764
		14,118,590
Special Tax Revenue Bonds – 19.53%
Broomfield Colorado Sales & USE Tax Revenue
5.00% 12/1/33	1,000,000	1,194,441
Canyons Metropolitan District No. 5
Series A 6.125% 12/1/47	500,000	506,130
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	770,429
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,651,245
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,987,313
Denver International Business Center
Metropolitan District No. 1
5.375% 12/1/35	1,750,000	1,815,205
Denver Urban Renewal Authority
(Stapleton) Senior Subordinated Series B 5.00%
12/1/25	1,250,000	1,496,100
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	2,595,000	2,682,192
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,317,187
Series A 5.25% 1/1/36	1,675,000	1,792,149
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.35% 12/1/31	720,000	721,116
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,313,601
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	1,026,270
Regional Transportation District
(Fastracks Project)
Series A 5.00% 11/1/30	670,000	803,008

NQ-339 [11/17] 1/18 (364499)     5

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Regional Transportation District
(Fastracks Project)
Series A 5.00% 11/1/31	1,495,000	$1,782,578
Series A 5.00% 11/1/36	2,750,000	3,224,018
Series B 5.00% 11/1/33	1,865,000	2,233,897
Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,662,199
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,591,897
6.00% 1/15/41	2,400,000	2,625,864
Solaris Metropolitan District No. 3
(Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	516,975
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	323,997
Series A-1 5.00% 12/1/47	700,000	748,853
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	975,000	976,463
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	783,157
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	558,308
Series B 5.00% 12/1/36	810,000	929,645
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,060,160
		39,094,397
Transportation Revenue Bonds – 11.50%
Colorado High Performance Transportation Enterprise
Revenue
(C-470 Express Lanes) 5.00% 12/31/56	2,000,000	2,178,680
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,389,438
Denver City & County Airport System Revenue
Series A 5.00% 11/15/30 (AMT)	1,250,000	1,482,350
Series A 5.25% 11/15/36	2,500,000	2,670,250
Series B 5.00% 11/15/30	1,000,000	1,140,120
Series B 5.00% 11/15/32	1,000,000	1,139,620
Series B 5.00% 11/15/37	8,000,000	9,072,560

6     NQ-339 [11/17] 1/18 (364499)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	$756,689
Series C 5.375% 9/1/26	2,000,000	2,198,280
		23,027,987
Water & Sewer Revenue Bonds – 1.17%
Dominion Water & Sanitation District
6.00% 12/1/46	750,000	781,717
Guam Government Waterworks Authority Water &
Wastewater System Revenue
5.00% 7/1/37	675,000	754,643
Town of Castle Rock Water & Sewer Revenue
Series 2016 4.00% 12/1/34	750,000	798,975
		2,335,335
Total Municipal Bonds (cost $187,170,217)		197,554,523

	Number of shares
Short-Term Investments – 1.12%
Money Market Mutual Fund – 0.77%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield 0.74%)	1,530,958	1,530,958
		1,530,958

	Principal amount°
Variable Rate Demand Note – 0.35%¤
Denver City & County Series A2 0.90% 12/1/29
(SPA-JPMorgan Chase Bank N.A.)	700,000	700,000
		700,000
Total Short-Term Investments (cost $2,230,958)		2,230,958

Total Value of Securities – 99.81%
(cost $189,401,175)		199,785,481
Receivables and Other Assets Net of Liabilities – 0.19%		385,544
Net Assets Applicable to 17,874,096 Shares Outstanding – 100.00%		$200,171,025

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2017, the aggregate value of Rule 144A securities was $10,871,896, which represents 5.43% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2017.

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Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
GNMA – Government National Mortgage Association collateral
N.A. – National Association
SGI – Insured by Syncora Guarantee Inc.
SPA – Stand-by Purchase Agreement

See accompanying notes.

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Notes
Delaware Tax-Free Colorado Fund	November 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds II (Trust) – Delaware Tax-Free Colorado Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their net asset value per share as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-339 [11/17] 1/18 (364499)     9

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2017:

Securities:	Level 1	Level 2	Total
Assets:
Municipal Bonds	$—	$197,554,522	$197,554,522
Short-Term Investments[1]	1,530,959	700,000	2,230,959
Total Value of Securities	$1,530,959	$198,254,522	$199,785,481

1Security type is valued across multiple levels. Level 1 investments represent open-end investment company investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent 68.62% and 31.38%, respectively, of the total market value of this security type.

During the period ended Nov. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers based on fair value between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: